Prepaid Expenses and Other Current and Non-Current Assets, Net	12 Months Ended
Mar. 31, 2025
Prepaid Expenses and Other Current and Non-Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT AND NON-CURRENT ASSETS, NET

6. PREPAID EXPENSES AND OTHER CURRENT AND NON-CURRENT ASSETS, NET

Prepaid expenses and other current assets consists of the following

	As of March 31,
	2024	2025
	USD	USD
Other Receivables, net	23,374	307,663
Deposit	57,901	187,787
Prepayment*	557,067	1,710,712
	638,342	2,206,162

Non-Current Portion	11,252	178,786
Current Portion	627,090	2,027,376
	638,342	2,206,162

*	The balance mainly due to the prepaid for the consulting fees and deferred cost for share-based compensation which will be utilized subsequently.